Exhibit 99.19

Client Name:	Credit Suisse
Client Project Name:	CSMLT 2015-3
Start - End Dates:	04/2013 - 08/2015
Deal Loan Count:	1
Report Run Date:	11/2/2015

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

0 - Total Active Conditions

6 - Total Satisfied Conditions

3 - Credit Review Scope
2 - Category: Assets
1 - Category: DTI
1 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: TILA
0 - Total Waived Conditions

1 - Total Cancelled Conditions

1 - Credit Review Scope
1 - Category: Income/Employment

©2015 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.

Client Name:	Credit Suisse
Client Project Name:	CSMLT 2015-3
Start - End Dates:	04/2013 - 08/2015
Deal Loan Count:	1
Report Run Date:	11/2/2015

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

Loan Number	Seller Loan Number	Original Principal Balance	State	Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial Fitch Overall Loan Grade	Final Fitch Overall Loan Grade	Initial Fitch Credit Loan Grade	Final Fitch Credit Loan Grade	Initial Fitch Property Valuations Loan Grade	Final Fitch Property Valuations Loan Grade	Initial Fitch Compliance Loan Grade	Final Fitch Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial Fitch Condition Grade	Final Fitch Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	Condition Waiver Granted Origination	Condition Made By	Compensating Factors	Loan Status	Sample group
XXXXXX	417372035	XXXXXX	FL	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	C	A	D	A	D	A	D	A	C	A	D	A	D	A	CD	CA	VC	VA	RD	RA	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	D	A	D	A	RD	RA	CMPATRQM3220	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	No	Provide evidence of taxes and HOA if applicable for primary residence and two additional properties owned.	10.8.2015 The lender provided the verifcation of the payments including the taxes and insurance	10.9.2015 Exception satisfied	Not Applicable	(No Data)	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative credit score of 784 exceeds the 720 minimum required by 64 points.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Mortgage payment history 0x30 for 39 months when 24 months required.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower resided at subject property for 8 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower self-employed with same business for 7 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower in engineering profession for 7 years.
																																																Client Complete	CSMLT 2015-3
XXXXXX	417372035	XXXXXX	FL	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	C	A	D	A	D	A	D	A	C	A	D	A	D	A	CD	CA	VC	VA	RD	RA	Compliance	TILA	Satisfied	C	A	D	A	RC	RA	CMPTILA1953	Corrected TIL should have been provided, underdisclosed APR	No	Early TIL dated 06/10/2015 disclosed finance charge of 4.793% and finance charge of $452,044.18. Final TIL disclosed finance charge of $493,429.73 and APR of 5.157%, a difference of -0.364%.	10.8.2015 The lender provided the interim TIL dated 7/13/2015	10.9.2015 Exception satisfied.	Not Applicable	(No Data)	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative credit score of 784 exceeds the 720 minimum required by 64 points.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Mortgage payment history 0x30 for 39 months when 24 months required.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower resided at subject property for 8 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower self-employed with same business for 7 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower in engineering profession for 7 years.
																																																Client Complete	CSMLT 2015-3
XXXXXX	417372035	XXXXXX	FL	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	C	A	D	A	D	A	D	A	C	A	D	A	D	A	CD	CA	VC	VA	RD	RA	Credit	Assets	Satisfied	C	A	C	A	CC	CA	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	No	Missing documentation supporting deposits of $65,000 on 04/27/2015 and $12,500 on 06/01/2015. Both of the deposits were wires from borrower's business that were in addition to the monthly direct deposits. If the funds are withdrawals from the business for closing funds, letter from accountant or lender's analysis using three months bank statements required supporting that the withdrawals will not negatively impact the business. Additional exceptions may apply if adjustments must be made to assets.	(No Data)	10.22.2015 Upon review by senior underwriter, the withdrawals from the business accounts were verified by three months of Bank statement analysis not to affect the business. Exception satisfied.	Not Applicable	(No Data)	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative credit score of 784 exceeds the 720 minimum required by 64 points.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Mortgage payment history 0x30 for 39 months when 24 months required.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower resided at subject property for 8 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower self-employed with same business for 7 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower in engineering profession for 7 years.
																																																Client Complete	CSMLT 2015-3
XXXXXX	417372035	XXXXXX	FL	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	C	A	D	A	D	A	D	A	C	A	D	A	D	A	CD	CA	VC	VA	RD	RA	Credit	Assets	Satisfied	N/A	A	N/A	A	N/A	CA	CRDAST205	Insufficient Funds to Close	No	Liquid assets short due to the exclusion of $31,291 in taxes due to the IRS identified on the personal tax return extension filed for 2014.	10.15.2015 The lender provided guidelines that address when an Extension to the personal tax returns is acceptable and how to analyze the information contained.	10.16.2015 Upon review by Clayton underwriting the exception remains. The extension has identified the borrowers have a liability for $31,291. Verification this was paid or that a payment plan has been enacted is required. 10.23.2015 Upon review by senior underwriter the following was determined. The borrower reserves are sufficient to cover the payment of the IRS taxes due. Exception Satisfied.	Not Applicable	(No Data)	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative credit score of 784 exceeds the 720 minimum required by 64 points.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Mortgage payment history 0x30 for 39 months when 24 months required.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower resided at subject property for 8 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower self-employed with same business for 7 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower in engineering profession for 7 years.
																																																Client Complete	CSMLT 2015-3
XXXXXX	417372035	XXXXXX	FL	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	C	A	D	A	D	A	D	A	C	A	D	A	D	A	CD	CA	VC	VA	RD	RA	Credit	DTI	Satisfied	D	A	D	A	CD	CA	CRDDTI2540	Missing verification of some or all components of non-subject PITI	No	Provide evidence of taxes and HOA if applicable for primary residence and two additional properties owned. File contained evidence of homeowners insurance only.	10.8.2015 The lender provided a credit supplement which verifed the tax and insruance were included in the reported mortgage payments.	10.9.2015 Exception satisfied.	Not Applicable	(No Data)	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative credit score of 784 exceeds the 720 minimum required by 64 points.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Mortgage payment history 0x30 for 39 months when 24 months required.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower resided at subject property for 8 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower self-employed with same business for 7 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower in engineering profession for 7 years.
																																																Client Complete	CSMLT 2015-3
XXXXXX	417372035	XXXXXX	FL	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	C	A	D	A	D	A	D	A	C	A	D	A	D	A	CD	CA	VC	VA	RD	RA	Credit	Income/Employment	Cancelled	D	A	D	A	CD	CA	CRDINC3204	Income Documentation Missing	No	File contained the extension to file 2014 tax return but was missing evidence that the $31k payment to the IRS cleared the bank.	10.2.2015 the lender provided an explanation that the reported tax paid is not required to be verified by their guidelines.	10.2.2015 Verification of the payment of the $31,291 owed to the IRS per the 2014 personal tax return extension is required since this is a liability owed by the borrowers said amount will be deducted from liquid assets until such a time as the verification of payment or of a payment plan established with the IRS is provided. Exception remains.10.16.2015 Upon review by senior underwriter, this exception relates to assets not income. Exception is cancelled.	Not Applicable	(No Data)	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative credit score of 784 exceeds the 720 minimum required by 64 points.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Mortgage payment history 0x30 for 39 months when 24 months required.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower resided at subject property for 8 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower self-employed with same business for 7 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower in engineering profession for 7 years.
																																																Client Complete	CSMLT 2015-3
XXXXXX	417372035	XXXXXX	FL	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	C	A	D	A	D	A	D	A	C	A	D	A	D	A	CD	CA	VC	VA	RD	RA	Property Valuations	Appraisal	Satisfied	C	A	C	A	VC	VA	PRVAAPPR169	Appraisal includes one or more issue(s)	No	Unacceptable Appraisal 1) Appraiser to provide all missing UAD definitions and abbreviation pages; 2) Appraiser to address the MLS comments that sale 2 was remodeled in 2013 and has a new pool which was not recognized on the grid. Re-submit in a revised appraisal and it is best practice to update the signature page.	7/21/2015 Lender provided the revised appraisal. The UAD forms were added on pages 32-34 and sale 2 was adjusted for its superior improvements. Page 2 of the 1004 is located on page 31 and the appraiser provided comments on page 10 of the report.	7/21/2015 - Exception satisfied.	Not Applicable	(No Data)	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative credit score of 784 exceeds the 720 minimum required by 64 points.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Mortgage payment history 0x30 for 39 months when 24 months required.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower resided at subject property for 8 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower self-employed with same business for 7 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower in engineering profession for 7 years.
																																																Client Complete	CSMLT 2015-3

Client Name:	Credit Suisse
Client Project Name:	CSMLT 2015-3
Start - End Dates:	04/2013 - 08/2015
Deal Loan Count:	1
Report Run Date:	11/2/2015

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

Loan Number	Seller Loan Number	Sample group	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Loan Credit Grade	Final Securitization Loan Credit Grade	Initial Securitization Loan Property Valuations Grade	Final Securitization Loan Property Valuations Grade	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial Fitch Overall Loan Grade	Final Fitch Overall Loan Grade	Initial Fitch Loan Credit Grade	Final Fitch Loan Credit Grade	Initial Fitch Loan Property Valuations Grade	Final Fitch Loan Property Valuations Grade	Initial Fitch Loan Compliance Grade	Final Fitch Loan Compliance Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Loan Credit Grade	Final S&P Loan Credit Grade	Initial S&P Loan Property Valuations Grade	Final S&P Loan Property Valuations Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade
xxxxx	417372035	CSMLT 2015-3	D	A	D	A	C	A	D	A	D	A	D	A	C	A	D	A	D	A	CD	CA	VC	VA	RD	RA